COMMITMENTS AND CONTINGENCIES (Details - Supplemental information related to leases) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 781,638	$ 782,591
Short term lease Cost	63,770	33,751
Operating cash outflow used for operating leases	$ 696,869	$ 416,250
Weighted average discount rate	9.00%	9.00%
Weighted average remaining lease term	8 years 6 months	9 years 6 months